Business Combinations - Summary of Estimated Consolidated Pro Forma Information (Parenthetical) (Detail) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition Pro Forma Information [Line Items]
Net income	€ 1,031	€ 965
Acquisition-Related Costs [Member]
Business Acquisition Pro Forma Information [Line Items]
Net income	30	15
Fair Value Adjustment to Inventory [Member]
Business Acquisition Pro Forma Information [Line Items]
Net income	€ 60	€ 60